Allowance for Loan Losses, Futher Information (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	$ 482	$ 693
Allowance for loans individually or collectively evaluated and not deemed to be impaired	11,852	11,127
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	12,334	11,820
Loans individually evaluated and deemed to be impaired	15,385	14,767
Loans individually or collectively evaluated and not deemed to be impaired	1,229,613	1,211,941
Amount of loans acquired with deteriorated credit quality	1,919	3,167
Total Loans	1,246,917	1,229,875
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	231	306
Allowance for loans individually or collectively evaluated and not deemed to be impaired	862	843
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	1,093	1,149	$ 1,036	$ 955
Loans individually evaluated and deemed to be impaired	5,113	6,450
Loans individually or collectively evaluated and not deemed to be impaired	392,164	410,221
Amount of loans acquired with deteriorated credit quality	0	393
Total Loans	397,277	417,064
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	251	240
Allowance for loans individually or collectively evaluated and not deemed to be impaired	6,376	5,484
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	6,627	5,724	5,033	3,607
Loans individually evaluated and deemed to be impaired	9,646	7,257
Loans individually or collectively evaluated and not deemed to be impaired	470,433	411,637
Amount of loans acquired with deteriorated credit quality	1,919	2,774
Total Loans	481,998	421,668
Real estate: Construction [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	633	952
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	633	952	516	254
Loans individually evaluated and deemed to be impaired	0	0
Loans individually or collectively evaluated and not deemed to be impaired	28,765	36,026
Amount of loans acquired with deteriorated credit quality	0	0
Total Loans	28,765	36,026
Commercial Business [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	95
Allowance for loans individually or collectively evaluated and not deemed to be impaired	3,308	3,171
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	3,308	3,266	2,625	2,382
Loans individually evaluated and deemed to be impaired	334	607
Loans individually or collectively evaluated and not deemed to be impaired	283,171	297,094
Amount of loans acquired with deteriorated credit quality	0	0
Total Loans	283,505	297,701
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	52
Allowance for loans individually or collectively evaluated and not deemed to be impaired	673	677
Allowance for loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	673	729	$ 653	$ 599
Loans individually evaluated and deemed to be impaired	292	453
Loans individually or collectively evaluated and not deemed to be impaired	55,080	56,963
Amount of loans acquired with deteriorated credit quality	0	0
Total Loans	$ 55,372	$ 57,416